Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Landsea Homes [Member]
Entity Listings [Line Items]
Schedule of future minimum lease payment

2021	$1,601
2022	1,624
2023	1,397
2024	1,182
2025	855
Thereafter	762
Total lease payments	7,421
Less: Discount	(1,025)
Present value of lease liabilities	$6,396